Other income/(expenses), net - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Grant income		€ 191	€ 1,684	€ 7,680
Other revenues		246,506	285,101	€ 44,383
Coalition for Epidemic Preparedness Innovations (CEPI) | Chikungunya VLA1553 | Partnering agreement, CEPI
Disclosure of attribution of expenses by nature to their function [line items]
Amount to be released under contract | $	$ 23.4				$ 24.6
Grant income		200
Grant income derecognised			€ 900
Other revenues		€ 3,900